UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  April 14, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    72562

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101       74    35740 SH       SOLE                  35740        0        0
D ADVANCEPCS                     COMMON STOCK     00790K109     5421   191271 SH       SOLE                 191271        0        0
D AFFILIATED COMPUTER SERVICES I COMMON STOCK     008190100     7230   163362 SH       SOLE                 163362        0        0
D CARDINAL HEALTH INC COM        COMMON STOCK     14149Y108     1621    28458 SH       SOLE                  28458        0        0
D CAREER EDUCATION CORP COM      COMMON STOCK     141665109     8631   176427 SH       SOLE                 176427        0        0
D CARMAX INC                     COMMON STOCK     143130102     4310   295844 SH       SOLE                 295844        0        0
D COMCAST CORP CL A              COMMON STOCK     20030N101     9198   321738 SH       SOLE                 321738        0        0
D EXPEDIA INC COM STK            COMMON STOCK     302125109     9125   176640 SH       SOLE                 176640        0        0
D INTERNATIONAL GAME TECHNOLOGY  COMMON STOCK     459902102     9191   112217 SH       SOLE                 112217        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101     7846   174357 SH       SOLE                 174357        0        0
D SPSS INC COM                   COMMON STOCK     78462K102     1433   126558 SH       SOLE                 126558        0        0
D SUNGARD DATA SYSTEM INC  COM   COMMON STOCK     867363103     8482   398221 SH       SOLE                 398221        0        0
S REPORT SUMMARY                 12 DATA RECORDS               72562        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED